Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

9.      CASH AND CASH EQUIVALENTS

	December 31, 2023	June 30, 2023
	US$	US$
Cash on hand	2,096	1,104
Cash held in banks	15,956,819	12,567,456
	15,958,915	12,568,560

Cash and cash equivalents of US$15,937,536 and US$12,552,530 were held in the PRC as at December 31, 2023 and June 30, 2023, respectively. The rest were held in Hong Kong and the USA.

Cash held in banks earns interest at floating rates based on daily bank deposit rates.

9.      CASH AND CASH EQUIVALENTS

	June 30, 2023	June 30, 2022
	US$	US$
Cash on hand	1,104	4,852
Cash held in banks	12,567,456	8,989,488
	12,568,560	8,994,340

Cash and cash equivalents of US$12,552,530 and US$8,978,019 were held in the PRC as at June 30, 2023 and June 30, 2022, respectively. The rest were held in Hong Kong and the USA.

Cash held in banks earns interest at floating rates based on daily bank deposit rates.

9.      CASH AND CASH EQUIVALENTS

	June 30, 2022	June 30, 2021
	US$	US$
Cash on hand	4,852	40,606
Cash held in banks	8,989,488	20,273,429
	8,994,340	20,314,035

Cash and cash equivalents of US$8,978,018 and US$20,296,047 were held in the PRC as at June 30, 2022 and June 30, 2021, respectively. The rest were held in Hong Kong and the USA.

Cash held in banks earns interest at floating rates based on daily bank deposit rates.